PRINCIPLES OF CONSOLIDATION	12 Months Ended
Dec. 31, 2022
Principles Of Consolidation
PRINCIPLES OF CONSOLIDATION

3.	PRINCIPLES OF CONSOLIDATION

The reporting dates of financial statements of the subsidiaries used for the purposes of calculation of consolidation and jointly controlled entities and affiliates used for calculation of this equity method contribution are prepared as of the same reporting date of the Company.

The direct equity investments of CEMIG, included in the consolidation, are the following:

Subsidiary	2022 and 2021
	Form of valuation	Direct interest (%)
CEMIG Geração e Transmissão S.A.	Consolidation	100.00
CEMIG Distribuição S.A.	Consolidation	100.00
Companhia de Gás de Minas Gerais (‘Gasmig’)	Consolidation	99.57
CEMIG Soluções Inteligentes em Energia S.A. (‘CEMIG Sim’)	Consolidation	100.00
Sete Lagoas Transmissora de Energia S.A. (‘Sete Lagoas’)	Consolidation	100.00

Refer to the Note 1 for all direct and indirect consolidated subsidiaries.

a)	Subsidiaries, jointly controlled and affiliated entities

The financial statements of subsidiaries are included in the consolidated financial statements as from the date on which control is obtained, until the date on which the control ceases. The accounting policies of the subsidiaries and jointly controlled entities are aligned with the policies adopted by the Company.

The Company controls an investee when its existing rights give it the current ability to direct the relevant activities of the investee. Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

When the Company loses control of an investee, it derecognizes the assets and liabilities of the former subsidiary from the statements of financial position, at the date when control is lost.

Any investment retained in the former subsidiary is recognized at its fair value and any resulting difference is recognized as gain or loss in the statement of income.

Jointly controlled and affiliated entities are accounted for under the equity method.

b)	Consortium

The Company recognizes the proportional interest in assets, liabilities, and income (loss) of consortium operations since these investments are considered to be ‘joint operations’ as defined in accounting standards.

c)	Transactions eliminated in consolidation

Intra-group balances and transactions, and any unrealized gains and losses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with investee companies accounted for under the equity method are eliminated against the investment in proportion to the Company’s equity interests in the investee. Unrealized losses are eliminated in the same way as unrealized gains are eliminated, but only up to the point at which there is no evidence of impairment.